Average Annual Total Returns{- Fidelity Limited Term Municipal Income Fund} - 12.31 Fidelity Limited Term Municipal Income Fund AMCIZ PRO-13 - Fidelity Limited Term Municipal Income Fund	Fidelity Advisor Limited Term Municipal Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Municipal Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Municipal Income Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Municipal Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Limited Term Municipal Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Limited Term Municipal Income Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Limited Term Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Limited Term Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Limited Term Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Limited Term Municipal Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Municipal Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Municipal Income Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Municipal Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Municipal Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Municipal Income Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Municipal Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Municipal Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Municipal Income Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Municipal Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Municipal Income Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Municipal Income Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Limited Term Municipal Income Fund: Class Z Return Before Taxes Inception Date	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB086 Past 1 year	LB086 Past 5 years	LB086 Past 10 years
Total	0.21%	1.25%	1.46%	0.18%	1.22%	1.43%	0.67%	1.24%	1.43%	0.22%	1.28%	1.49%	1.31%	1.07%	0.99%	3.34%	2.09%	2.00%	3.31%		3.85%	[1]	Oct. 02, 2018	5.21%	3.91%	4.63%	3.15%	2.16%	2.12%

[1]	(a)Since inception October 2, 2018.